Accumulated Other Comprehensive Income or Loss (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 53,327	$ 36,388	$ (6,757)	$ (18,730)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		54,392
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		726
Other Comprehensive Income (Loss), Net of Tax	60,084	55,118
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	66,129	58,021	7,796	5,911
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		52,110
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0
Other Comprehensive Income (Loss), Net of Tax	58,333	52,110
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(12,731)	(17,809)	(12,731)	(17,809)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0
Other Comprehensive Income (Loss), Net of Tax	0	0
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(713)	(3,824)	(2,676)	(6,832)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		2,282
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		726
Other Comprehensive Income (Loss), Net of Tax	1,963	3,008
Share of affilliates other comprehensive income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	642	0	854	0
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0
Other Comprehensive Income (Loss), Net of Tax	$ (212)	$ 0